UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10387
Tax Managed Value Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	October 31
Date of Reporting Period	July 31, 2005

Item 1. Schedule of Investments

Tax-Managed Value Portfolio                                                                                                                 as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace and Defense — 2.4%
General Dynamics Corp.	100,000	$11,519,000
Northrop Grumman Corp.	200,000	11,090,000
		$22,609,000
Auto Parts and Equipment — 1.1%
BorgWarner, Inc.	175,000	10,179,750
		$10,179,750
Banks - Regional — 9.4%
Bank of America Corp.	450,000	19,620,000
Marshall & Ilsley Corp.	125,000	5,740,000
SunTrust Banks, Inc.	175,000	12,726,000
TCF Financial Corp.	300,000	8,241,000
U.S. Bancorp	200,000	6,012,000
Wachovia Corp.	250,000	12,595,000
Washington Mutual, Inc.	150,000	6,372,000
Wells Fargo & Co.	275,000	16,868,500
		$88,174,500
Beverages — 0.6%
Anheuser-Busch Cos., Inc.	125,000	5,543,750
		$5,543,750
Chemicals — 1.2%
Air Products and Chemicals, Inc.	190,000	11,354,400
		$11,354,400
Communications Services — 3.6%
Alltel Corp.	125,000	8,312,500
Sprint Nextel Corp.	300,000	8,070,000
Verizon Communications, Inc.	500,000	17,115,000
		$33,497,500
Computers and Business Equipment — 3.7%
Hewlett-Packard Co.	500,000	12,310,000
International Business Machines Corp.	200,000	16,692,000
NCR Corp. (1)	160,000	5,553,600
		$34,555,600
Conglomerates — 0.8%
Tyco International Ltd. (2)	250,000	7,617,500
		$7,617,500
Consumer Services — 1.5%
Cendant Corp.	650,000	13,884,000
		$13,884,000

Diversified Manufacturing — 0.7%
Eaton Corp.	100,000	$6,534,000
		$6,534,000
Electric Utilities — 6.4%
Dominion Resources, Inc.	200,000	14,772,000
Entergy Corp.	176,000	13,717,440
Exelon Corp.	400,000	21,408,000
FPL Group, Inc.	250,000	10,780,000
		$60,677,440
Electronic Equipment & Instruments — 0.4%
Flextronics International Ltd. (1)(2)	275,000	3,723,500
		$3,723,500
Financial Services — 7.6%
American Express Co.	125,000	6,875,000
Citigroup, Inc.	400,000	17,400,000
Countrywide Financial Corp.	500,000	18,000,000
First American Corp.	100,000	4,395,000
Freddie Mac	100,000	6,328,000
J.P.Morgan Chase & Co.	400,000	14,056,000
Principal Financial Group, Inc.	100,000	4,395,000
		$71,449,000
Foods — 1.8%
Nestle SA (2)	60,000	16,513,566
		$16,513,566
Health Care Services — 1.0%
Medco Health Solutions, Inc. (1)	200,000	9,688,000
		$9,688,000
Home Builders — 1.1%
Lennar Corp., Class A	150,000	10,090,500
		$10,090,500
Household Products — 1.2%
Kimberly-Clark Corp.	185,000	11,795,600
		$11,795,600
Insurance — 5.4%
Allstate Corp.	175,000	10,720,500
MetLife, Inc.	300,000	14,742,000
Progressive Corp.	100,000	9,969,000
Prudential Financial, Inc.	225,000	15,052,500
		$50,484,000

Investment Services — 5.4%
Franklin Resources, Inc.	75,000	$6,061,500
Goldman Sachs Group, Inc.	150,000	16,122,000
Lehman Brothers Holdings, Inc.	135,000	14,192,550
Merrill Lynch & Co., Inc.	250,000	14,695,000
		$51,071,050
Machinery — 2.5%
Caterpillar, Inc.	200,000	10,782,000
Deere & Co.	175,000	12,867,750
		$23,649,750
Managed Care — 0.6%
WellPoint, Inc. (1)	75,000	5,305,500
		$5,305,500
Media — 2.5%
Time Warner, Inc. (1)	900,000	15,318,000
Viacom, Inc., Class B	250,000	8,372,500
		$23,690,500
Medical - Drugs — 3.9%
Pfizer, Inc.	700,000	18,550,000
Wyeth	400,000	18,300,000
		$36,850,000
Medical-Lab Products & Services — 1.1%
Fisher Scientific International, Inc. (1)	150,000	10,057,500
		$10,057,500
Metals - Industrial — 2.9%
Alcoa, Inc.	325,000	9,116,250
Peabody Energy Corp.	150,000	9,861,000
Phelps Dodge Corp.	75,000	7,983,750
		$26,961,000
Motorcycle Manufacturing — 0.5%
Harley-Davidson, Inc.	85,000	4,521,150
		$4,521,150
Oil and Gas - Equipment and Services — 1.6%
GlobalSantaFe Corp.	150,000	6,748,500
Transocean Sedco Forex, Inc. (1)	150,000	8,464,500
		$15,213,000
Oil and Gas - Exploration and Production — 2.8%
Apache Corp.	200,000	13,680,000
Burlington Resources, Inc.	200,000	12,822,000
		$26,502,000

Oil and Gas - Integrated — 9.3%
ChevronTexaco Corp.	325,000	$18,853,250
ConocoPhillips	300,000	18,777,000
Exxon Mobil Corp.	350,000	20,562,500
Marathon Oil Corp.	150,000	8,754,000
Occidental Petroleum Corp.	250,000	20,570,000
		$87,516,750
Oil and Gas - Refinery — 1.3%
Valero Energy Corp.	150,000	12,417,000
		$12,417,000
Paper and Forest Products — 1.5%
Weyerhaeuser Co.	200,000	13,796,000
		$13,796,000
REITS — 3.1%
AMB Property Corp.	110,000	5,058,900
AvalonBay Communities, Inc.	75,000	6,567,000
General Growth Properties, Inc.	125,000	5,747,500
Public Storage, Inc.	75,000	5,006,250
Vornado Realty Trust	75,000	6,648,000
		$29,027,650
Restaurants — 1.0%
McDonald’s Corp.	300,000	9,351,000
		$9,351,000
Retail - General — 1.3%
J.C. Penney Company, Inc.	225,000	12,631,500
		$12,631,500
Retail - Home Improvement — 1.3%
Home Depot, Inc.	275,000	11,965,250
		$11,965,250
Retail - Specialty and Apparel — 0.8%
Target Corporation	75,000	4,406,250
TJX Companies, Inc.	150,000	3,526,500
		$7,932,750
Tobacco — 2.1%
Altria Group, Inc.	300,000	20,088,000
		$20,088,000
Transport - Services — 0.7%
FedEx Corp.	75,000	6,306,750
		$6,306,750

Transportation — 1.4%
Burlington Northern Santa Fe Corp.	250,000	$13,562,500
		$13,562,500
Wireless Telecommunication Services — 1.0%
Vodafone Group PLC ADR	350,000	9,040,500
		$9,040,500
Total Common Stocks (identified cost $653,588,676)		$925,828,706

Short-Term Investments — 1.8%

	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Capital Corp., Commercial Paper, 3.29%, 8/1/05	$14,928	$14,927,999
Investors Bank and Trust Company Time Deposit, 3.30%, 8/1/05	2,000	2,000,000
Total Short-Term Investments (at amortized cost, $16,927,999)		$16,927,999
Total Investments — 100.3% (identified cost $670,516,675)		$942,756,705
Other Assets, Less Liabilities — (0.3)%		$(2,356,766)
Net Assets — 100.0%		$940,399,939

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.

The Portfolio did not have any open financial instruments at July 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$670,516,675
Gross unrealized appreciation	$273,364,762
Gross unrealized depreciation	(1,124,732)
Net unrealized appreciation	$272,240,030

The net unrealized depreciation on foreign currency was $2,462.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax Managed Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	September 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	September 27, 2005
By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer and Principal Financial Officer
Date:	September 27, 2005